Eaton Vance

California Municipal Income Trust

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 143.8%

Security	Principal Amount (000’s omitted)	Value
Education — 12.1%
California State University, 5.00%, 11/1/41(1)	$6,275	$7,665,101
University of California, 5.00%, 5/15/46(1)	4,075	4,899,617

		$12,564,718

Electric Utilities — 5.0%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$271,007
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	4,000	4,948,440

		$5,219,447

Escrowed/Prerefunded — 4.1%
California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/31	$195	$207,285
California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/36	330	350,790
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	120	127,535
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	122,221
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	415	436,584
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	285	299,823
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	810	854,307
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	850	896,495
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	895	943,956

		$4,238,996

General Obligations — 47.4%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$3,325	$4,070,266
Brisbane School District, (Election of 2020), 3.00%, 8/1/49	1,135	1,188,538
California, 4.00%, 3/1/46(1)	2,000	2,373,060
California, 5.50%, 11/1/35	1,600	1,613,232
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/44	750	869,520
Hartnell Community College District, (Election of 2016), 3.00%, 8/1/45	500	534,600
Illinois, 5.00%, 2/1/39	2,000	2,096,640
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	6,750	8,421,772
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	3,500	4,260,795
Lucia Mar Unified School District, (Election of 2016), 3.00%, 8/1/47	1,145	1,206,532
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	6,000	7,304,160
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,180	3,190,844
Robla School District, (Election of 2014), 3.00%, 8/1/53	1,000	1,037,190

Security	Principal Amount (000’s omitted)	Value
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	$6,000	$7,372,500
Shoreline Unified School District, (Election of 2018), 4.00%, 8/1/40	675	790,040
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/45	2,450	2,836,439

		$49,166,128

Hospital — 27.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,022,350
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	194,224
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	3,000	3,435,780
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	685,755
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	980,407
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(1)	6,000	6,723,240
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,264,343
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	587,933
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	6,000	7,059,840
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	560,470
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,100,980
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	3,750	4,490,475
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	689,346

		$28,795,143

Housing — 1.9%
California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$940	$1,037,628
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	830	911,855

		$1,949,483

Insured-Escrowed/Prerefunded — 4.8%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,979,332

		$4,979,332

Insured-General Obligations — 5.9%
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 3.00%, 8/1/50	$250	$261,310
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 4.00%, 8/1/53	1,025	1,144,156
McFarland Unified School District, (Election of 2020), (BAM), 3.00%, 11/1/49	250	261,768
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,440,434

		$6,107,668

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 7.2%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$4,035,300
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	3,464,910

		$7,500,210

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,033,008

		$1,033,008

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$385,990

		$385,990

Senior Living/Life Care — 0.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$296,786
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	607,830

		$904,616

Special Tax Revenue — 5.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$561,280
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	503,237
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	251,544
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	351,046
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	251,422
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	2,100	2,610,321
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	769,602

		$5,298,452

Transportation — 4.7%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,447,240
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	909,315
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	500	563,215

		$4,919,770

Water and Sewer — 15.6%
Oceanside, Water Revenue, 4.00%, 5/1/51	$1,005	$1,190,804
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	5,250	6,324,570
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	6,000	6,953,040
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,769,666

		$16,238,080

Total Tax-Exempt Municipal Securities — 143.8% (identified cost $135,553,693)		$149,301,041

Taxable Municipal Securities — 10.6%

Security	Principal Amount (000’s omitted)	Value
Education — 4.4%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,402,750
California State University, 3.065%, 11/1/42	1,135	1,167,949

		$4,570,699

Hospital — 5.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,632,250
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,799,500

		$5,431,750

Insured-General Obligations — 1.0%
Oxnard School District, (BAM), 2.627%, 8/1/41(2)	$1,000	$1,011,080

		$1,011,080

Total Taxable Municipal Securities — 10.6% (identified cost $10,193,592)		$11,013,529

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Other — 1.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$1,040	$1,213,295

Total Corporate Bonds & Notes — 1.2% (identified cost $1,040,000)		$1,213,295

Total Investments — 155.6% (identified cost $146,787,285)		$161,527,865

Other Assets, Less Liabilities — (55.6)%		$(57,693,072)

Net Assets — 100.0%		$103,834,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 5.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $1,213,295 or 1.2% of the Trust’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Trust did not have any open derivative instruments at August 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$149,301,041	$—	$149,301,041
Taxable Municipal Securities	—	11,013,529	—	11,013,529
Corporate Bonds & Notes	—	1,213,295	—	1,213,295
Total Investments	$—	$161,527,865	$—	$161,527,865

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.